SEGMENT REPORTING (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues generated by geographic location of customers
Total	$ 1,519,634,872	$ 969,131,896	$ 985,279,367
Asia Pacific Total
Revenues generated by geographic location of customers
Total	755,299,178	641,248,058	600,350,284
Mainland China
Revenues generated by geographic location of customers
Total	417,469,224	423,874,152	384,612,702
Taiwan
Revenues generated by geographic location of customers
Total	85,619,124	79,457,996	115,391,115
Australia
Revenues generated by geographic location of customers
Total	54,762,854	60,324,084	3,264,955
Singapore
Revenues generated by geographic location of customers
Total	8,273,503	49,825,855	2,303,270
Korea
Revenues generated by geographic location of customers
Total	51,907,636	18,035,540	89,186,998
India
Revenues generated by geographic location of customers
Total	59,754,261	6,102,690	4,309,772
Hong Kong
Revenues generated by geographic location of customers
Total	10,228,201	3,599,811	1,054,364
Japan
Revenues generated by geographic location of customers
Total	67,284,375	27,930	227,108
Germany
Revenues generated by geographic location of customers
Total	155,371,123	133,066,515	110,503,738
Greece
Revenues generated by geographic location of customers
Total	34,028,666	53,337,917	15,294,700
Belgium
Revenues generated by geographic location of customers
Total	12,976,650	25,411,767	31,231,396
America
Revenues generated by geographic location of customers
Total	236,934,758	16,461,811	64,693,678
Italy
Revenues generated by geographic location of customers
Total	21,171,093	13,662,581	61,615,219
France
Revenues generated by geographic location of customers
Total	49,441,441	11,893,602	37,126,579
Spain
Revenues generated by geographic location of customers
Total	29,026,431	8,266,207	38,586,654
Czech Republic
Revenues generated by geographic location of customers
Total	4,484,825	4,117,232	6,563,582
England
Revenues generated by geographic location of customers
Total	73,191,279	5,266,047
Netherlands
Revenues generated by geographic location of customers
Total	16,433,862	3,719,537	3,853,451
South Africa
Revenues generated by geographic location of customers
Total	(18,431,560)
Others
Revenues generated by geographic location of customers
Total	$ 112,844,006	$ 52,680,622	$ 15,460,086